ORGANIZATION AND DESCRIPTION OF THE COMPANY (Details)			1 Months Ended	12 Months Ended
	Jun. 28, 2021 USD ($) shares	Jun. 18, 2021	Oct. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($) segment shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Mar. 09, 2022 USD ($)
Variable Interest Entity [Line Items]
Number of operating segments | segment				3
Equity commitment | $				$ 2,000,000,000
Dividends (in shares)		0.0069
Revolving credit facilities | Brookfield Credit Agreement
Variable Interest Entity [Line Items]
Expiration period	3 years
Maximum borrowing capacity | $	$ 200,000,000						$ 400,000,000
Class A limited voting shares
Variable Interest Entity [Line Items]
Issuances (in shares) | shares	11,000,000
Carrying Value | $	$ 538,000,000
Class B shares
Variable Interest Entity [Line Items]
Issuances (in shares) | shares	24,000			0	0	24,000
Carrying Value | $	$ 1,000,000			$ 1,000,000	$ 1,000,000
Shares issued (in shares) | shares				24,000	24,000
Class C shareholders
Variable Interest Entity [Line Items]
Issuances (in shares) | shares	17,000,000		7,000,000	60,741,893	11,270,466	23,544,548
Carrying Value | $	$ 712,000,000		$ 250,000,000	$ 3,607,000,000	$ 1,467,000,000
Shares issued (in shares) | shares				102,056,784	40,934,623	24,000,000
BAM Re Holdings Ltd
Variable Interest Entity [Line Items]
Ownership interest percentage				100.00%